Goodwill And Other Intangible Assets (Rollforward Of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Balance at beginning of year	$ 14,717.2
Attributable to acquisitions	1,643.6	$ 517.5	$ 874.5
Balance at end of year	15,673.2	14,717.2
Continuing operations
Goodwill [Roll Forward]
Balance at beginning of year	14,717.2	14,209.1
Attributable to acquisitions	1,643.6	517.5
Attributable to 2014 divestitures (see Note 3)	(37.3)
Foreign currency translation and other	(650.3)	(9.4)
Balance at end of year	15,673.2	14,717.2	14,209.1
Continuing operations | Test & Measurement
Goodwill [Roll Forward]
Balance at beginning of year	1,945.9	1,969.2
Attributable to acquisitions	55.4	0.0
Attributable to 2014 divestitures (see Note 3)	0.0
Foreign currency translation and other	(53.9)	(23.3)
Balance at end of year	1,947.4	1,945.9	1,969.2
Continuing operations | Environmental
Goodwill [Roll Forward]
Balance at beginning of year	1,851.4	1,554.9
Attributable to acquisitions	163.2	214.1
Attributable to 2014 divestitures (see Note 3)	0.0
Foreign currency translation and other	(77.3)	82.4
Balance at end of year	1,937.3	1,851.4	1,554.9
Continuing operations | Life Sciences & Diagnostics
Goodwill [Roll Forward]
Balance at beginning of year	6,304.8	6,138.9
Attributable to acquisitions	365.9	256.4
Attributable to 2014 divestitures (see Note 3)	0.0
Foreign currency translation and other	(325.5)	(90.5)
Balance at end of year	6,345.2	6,304.8	6,138.9
Continuing operations | Dental
Goodwill [Roll Forward]
Balance at beginning of year	2,196.6	2,168.0
Attributable to acquisitions	1,059.1	0.0
Attributable to 2014 divestitures (see Note 3)	0.0
Foreign currency translation and other	(112.8)	28.6
Balance at end of year	3,142.9	2,196.6	2,168.0
Continuing operations | Industrial Technologies
Goodwill [Roll Forward]
Balance at beginning of year	2,418.5	2,378.1
Attributable to acquisitions	0.0	47.0
Attributable to 2014 divestitures (see Note 3)	(37.3)
Foreign currency translation and other	(80.8)	(6.6)
Balance at end of year	$ 2,300.4	$ 2,418.5	$ 2,378.1